Significant Accounting Policies	6 Months Ended
Jun. 30, 2021
Disclosure of significant accounting policies [text block] [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES:

Basis of preparation

These interim condensed financial statements have been prepared in accordance with the International Accounting Standards (the “IAS”) 34 Interim Financial Reporting, as issued by the International Accounting Standards Board (IASB). They do not include all disclosures that would otherwise be required in a complete set of financial statements and should be read in conjunction with the 2020 annual financial statements filed with the Company’s registration statement on Form F-1 (file no. 333-253920) declared effective by the U.S. Securities and Exchange Commission on July 13, 2021. The Company has applied the same accounting policies and methods of computation in its interim financial statements as in its 2020 annual financial statements.

Impact of accounting standards to be applied in future periods

There are a number of standards and interpretations which have been issued by the IAS Board that are effective for periods beginning subsequent to December 31, 2021 (the date on which the Company’s next annual financial statements will be prepared up to) that the Company has decided not to adopt early. The Company does not believe these standards and interpretations will have a material impact on the financial statements once adopted.